Investment Accounted for Using the Equity Method and Put Right Liabilities - Additional Information (Detail) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Jun. 16, 2019 USD ($)
Disposal of an equity method investment	$ 60,033	¥ 407,598
Management Holdco
Equity method investment, Ownership percentage	10.00%		10.00%
ESOP Holdco
Equity method investment, Ownership percentage	5.00%		5.00%
Domestic Investors
Equity method investment, Ownership percentage	40.00%		40.00%
I-Mab Hong Kong
Equity method investment, Ownership percentage	45.00%		45.00%
I-Mab Hangzhou
Assets recognized value	$ 105,000
Equity method investment, Ownership percentage	45.00%		45.00%
Registered capital of subsidiary				$ 30,000
Proceeds from contributions from affiliates	$ 30,000
Equity method investment, Amount sold | ¥		¥ 762,997
Equity method investment fair value	$ 112,039		¥ 764,352
I-Mab Hangzhou | Management Holdco
Equity method investment, Ownership percentage	10.00%		10.00%
Registered capital of subsidiary	$ 3,000
Proceeds from contributions from affiliates	$ 3,000
I-Mab Hangzhou | ESOP Holdco
Equity method investment, Ownership percentage	5.00%		5.00%
Registered capital of subsidiary	$ 1,500
I-Mab Hangzhou | Domestic Investors
Equity method investment, Ownership percentage	40.00%		40.00%
Registered capital of subsidiary	$ 12,000
Proceeds from contributions from affiliates	$ 120,000